First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.4%
	Australia – 7.3%
44,288	ALS Ltd.	$349,244
74,281	BHP Group Ltd.	2,295,648
57,659	Coles Group Ltd.	704,491
5,478	Commonwealth Bank of Australia	388,968
53,132	Fortescue Metals Group Ltd.	773,732
133,449	Harvey Norman Holdings Ltd.	338,830
49,729	Iluka Resources Ltd.	341,378
178,257	Medibank Pvt Ltd.	420,271
132,044	Metcash Ltd.	319,298
10,200	Rio Tinto Ltd.	802,086
238,942	South32 Ltd.	622,730
170,091	Viva Energy Group Ltd. (b) (c)	359,888
25,856	Wesfarmers Ltd.	862,295
13,359	Woodside Energy Group Ltd.	340,893
		8,919,752
	Austria – 0.3%
39,957	UNIQA Insurance Group AG	326,420
	Belgium – 0.2%
35,370	Proximus S.A.D.P.	270,903
	Bermuda – 0.3%
19,762	Orient Overseas International Ltd.	329,160
	Canada – 4.4%
29,796	ARC Resources Ltd.	450,109
90,297	B2Gold Corp.	312,939
10,772	Canadian Natural Resources Ltd.	655,069
11,851	Imperial Oil Ltd.	638,452
13,947	Northland Power, Inc.	269,812
18,012	Pembina Pipeline Corp.	570,281
8,975	Restaurant Brands International, Inc.	687,086
18,643	Suncor Energy, Inc.	583,332
15,806	Tourmaline Oil Corp.	819,158
4,715	West Fraser Timber Co., Ltd.	397,252
		5,383,490
	Denmark – 3.7%
262	AP Moller - Maersk A.S., Class A	526,907
283	AP Moller - Maersk A.S., Class B	581,876
4,580	Carlsberg A.S., Class B	686,926
17,264	Novo Nordisk A.S., Class B	2,782,149
		4,577,858
	Finland – 0.3%
6,763	Elisa Oyj	352,760
	France – 7.1%
34,193	AXA S.A.	1,051,538
648	Christian Dior SE	571,406
538	Hermes International	1,192,822
Shares	Description	Value

	France (Continued)
1,497	Kering S.A.	$861,820
8,857	La Francaise des Jeux SAEM (b) (c)	338,113
2,814	LVMH Moet Hennessy Louis Vuitton SE	2,624,015
10,836	TotalEnergies SE	658,378
8,976	Vinci S.A.	1,053,824
3,345	Wendel SE	330,269
		8,682,185
	Germany – 5.7%
16,964	Bayer AG	991,163
7,847	Bayerische Motoren Werke AG	956,475
69,303	Deutsche Bank AG	768,082
20,022	DHL Group	1,028,503
64,318	E.ON SE	813,607
1,740	Hapag-Lloyd AG (b) (c)	396,783
13,961	Mercedes-Benz Group AG	1,115,033
3,770	SAP SE	515,652
2,429	Siemens AG	413,903
		6,999,201
	Greece – 0.6%
23,253	Hellenic Telecommunications Organization S.A.	366,882
20,695	OPAP S.A.	364,294
		731,176
	Hong Kong – 0.3%
38,918	AIA Group Ltd.	386,241
	Israel – 0.6%
5,349	Check Point Software Technologies Ltd. (d)	707,191
	Italy – 2.8%
24,302	ACEA S.p.A.	297,661
111,660	Banca Mediolanum S.p.A.	1,085,288
44,892	Credito Emiliano S.p.A.	384,011
61,266	Eni S.p.A.	935,254
59,207	Poste Italiane S.p.A. (b) (c)	676,695
		3,378,909
	Japan – 24.4%
7,600	Advantest Corp.	1,043,053
19,000	Asahi Group Holdings Ltd.	747,232
31,100	Bandai Namco Holdings, Inc.	702,600
27,400	Chugai Pharmaceutical Co., Ltd.	814,884
3,600	Disco Corp.	674,122
3,100	Fast Retailing Co., Ltd.	774,864
13,100	Hakuhodo DY Holdings, Inc.	150,369
34,400	Honda Motor Co., Ltd.	1,091,254
8,200	Hoya Corp.	952,771
28,300	ITOCHU Corp.	1,143,816
36,300	Japan Tobacco, Inc.	804,512
30,700	KDDI Corp.	903,531

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
55,600	Marubeni Corp.	$982,326
65,800	Mitsubishi Chemical Group Corp.	392,908
26,400	Mitsubishi Corp.	1,348,160
12,600	Mitsui OSK Lines Ltd.	325,484
58,200	Mizuho Financial Group, Inc.	983,466
15,350	Nintendo Co., Ltd.	695,937
708,300	Nippon Telegraph & Telephone Corp.	811,036
23,600	Nippon Yusen KK	571,980
8,300	Nissan Chemical Corp.	372,279
17,600	Niterra Co., Ltd.	371,386
6,200	Nitto Denko Corp.	440,165
4,000	Obic Co., Ltd.	654,272
5,200	Oracle Corp., Japan	364,638
43,500	ORIX Corp.	835,051
34,500	Recruit Holdings Co., Ltd.	1,196,278
43,000	Santen Pharmaceutical Co., Ltd.	375,398
3,900	SCREEN Holdings Co., Ltd.	420,525
19,800	Sega Sammy Holdings, Inc.	432,562
32,300	Sekisui House Ltd.	658,192
4,900	Shimano, Inc.	742,242
31,200	Shin-Etsu Chemical Co., Ltd.	1,026,147
11,800	Shinko Electric Industries Co., Ltd.	475,766
14,400	Shionogi & Co., Ltd.	600,434
41,900	SoftBank Corp.	464,754
600	Sojitz Corp.	14,234
24,100	Sumitomo Mitsui Financial Group, Inc.	1,133,978
29,200	Takeda Pharmaceutical Co., Ltd.	890,994
7,900	Tokyo Electron Ltd.	1,179,739
20,700	Tokyo Gas Co., Ltd.	469,248
21,300	USS Co., Ltd.	368,762
15,200	ZOZO, Inc.	296,168
		29,697,517
	Luxembourg – 0.8%
139,653	B&M European Value Retail S.A.	991,465
	Netherlands – 3.2%
2,490	ASML Holding N.V.	1,785,564
2,102	Ferrari N.V.	673,469
186,756	Koninklijke KPN N.V.	675,973
6,583	Wolters Kluwer N.V.	826,581
		3,961,587
	New Zealand – 0.8%
288,916	Spark New Zealand Ltd.	929,529
	Norway – 0.9%
5,272	Aker ASA, Class A	334,993
8,032	Salmar ASA	371,127
Shares	Description	Value

	Norway (Continued)
9,114	Yara International ASA	$372,651
		1,078,771
	Portugal – 0.5%
94,111	Navigator (The) Co., S.A.	329,879
73,157	NOS SGPS S.A.	277,987
		607,866
	Singapore – 1.1%
190,500	Singapore Exchange Ltd.	1,391,055
	Spain – 3.2%
130,959	Banco Bilbao Vizcaya Argentaria S.A.	1,038,163
157,015	Banco Santander S.A., ADR	632,770
13,463	Cia de Distribucion Integral Logista Holdings S.A.	374,801
24,183	Endesa S.A.	518,091
26,202	Industria de Diseno Textil S.A.	1,002,845
22,921	Redeia Corp. S.A.	383,191
		3,949,861
	Sweden – 0.1%
4,532	Boliden AB	133,509
	Switzerland – 14.0%
26,630	ABB Ltd.	1,064,528
3,099	Banque Cantonale Vaudoise	347,551
34,381	EFG International AG	427,372
5,781	Kuehne + Nagel International AG	1,805,796
27,170	Nestle S.A.	3,330,004
24,502	Novartis AG	2,558,795
1,488	Partners Group Holding AG	1,668,785
9,426	Roche Holding AG	2,924,919
2,051	Roche Holding AG	679,708
8,786	SGS S.A.	850,742
2,480	Sonova Holding AG	689,639
4,080	Straumann Holding AG	674,425
		17,022,264
	United Kingdom – 14.4%
100,254	3i Group PLC	2,543,627
15,224	Admiral Group PLC	415,958
6,255	AstraZeneca PLC	897,940
70,301	Barratt Developments PLC	412,038
71,117	BP PLC	440,824
74,354	Evraz PLC (d) (e) (f) (g)	0
71,446	GSK PLC	1,269,543
36,844	Hargreaves Lansdown PLC	402,574
186,979	HSBC Holdings PLC	1,550,858
38,698	IG Group Holdings PLC	351,615
64,616	Imperial Brands PLC	1,525,404
31,534	Inchcape PLC	331,240
60,662	Investec PLC	381,156
117,588	J Sainsbury PLC	418,615

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
32,686	RELX PLC	$1,099,027
67,592	Rightmove PLC	494,789
31,662	Rio Tinto PLC	2,092,621
12,973	Shell PLC	393,913
264,982	Taylor Wimpey PLC	388,864
31,466	Unilever PLC	1,692,405
189,534	Virgin Money UK PLC	429,073
		17,532,084
	United States – 0.4%
9,740	Ovintiv, Inc.	448,917
	Total Common Stocks	118,789,671
	(Cost $106,318,650)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.9%
	Australia – 0.3%
44,484	Charter Hall Group	341,527
	Singapore – 0.3%
217,500	Keppel DC REIT	358,207
	Spain – 0.5%
31,383	Inmobiliaria Colonial Socimi S.A.	202,548
39,371	Merlin Properties Socimi S.A.	366,653
		569,201
	United Kingdom – 0.8%
24,282	Big Yellow Group PLC	334,371
80,382	British Land (The) Co., PLC	348,675
29,815	Safestore Holdings PLC	339,011
		1,022,057
	Total Real Estate Investment Trusts	2,290,992
	(Cost $2,182,009)
	Total Investments – 99.3%	121,080,663
	(Cost $108,500,659)
	Net Other Assets and Liabilities – 0.7%	826,466
	Net Assets – 100.0%	$121,907,129

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
Japanese Yen	24.5%
Euro	24.1
British Pound Sterling	16.1
Swiss Franc	14.1
Australian Dollar	7.7
Canadian Dollar	4.4
Danish Krone	3.8
United States Dollar	1.5
Singapore Dollar	1.4
Norwegian Krone	0.9
New Zealand Dollar	0.8
Hong Kong Dollar	0.6
Swedish Krona	0.1
Total	100.0%

Sector Allocation	% of Total Investments
Financials	16.8%
Consumer Discretionary	15.8
Health Care	14.1
Industrials	13.7
Materials	8.8
Consumer Staples	8.8
Information Technology	6.5
Energy	6.0
Communication Services	5.3
Utilities	2.3
Real Estate	1.9
Total	100.0%

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 17,532,084	$ 17,532,084	$ —	$ —**
Other Country Categories*	101,257,587	101,257,587	—	—
Real Estate Investment Trusts*	2,290,992	2,290,992	—	—
Total Investments	$ 121,080,663	$ 121,080,663	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.8%
	Australia – 0.7%
846	Rio Tinto Ltd.	$66,526
	Austria – 1.8%
1,695	Erste Group Bank AG	64,072
3,252	Raiffeisen Bank International AG (b)	52,632
6,426	Telekom Austria AG	48,893
		165,597
	Belgium – 0.5%
945	KBC Ancora	44,200
	Canada – 0.7%
2,178	Suncor Energy, Inc.	68,149
	Denmark – 5.5%
31	AP Moller - Maersk A.S., Class A	62,344
33	AP Moller - Maersk A.S., Class B	67,851
2,029	Novo Nordisk A.S., Class B	326,980
525	Pandora A.S.	52,551
		509,726
	Finland – 0.4%
1,556	TietoEVRY OYJ	39,691
	France – 13.5%
836	Amundi S.A. (c) (d)	51,290
75	Christian Dior SE	66,135
28	Hermes International	62,080
459	Ipsen S.A.	57,835
175	Kering S.A.	100,747
77	L’Oreal S.A.	35,829
330	LVMH Moet Hennessy Louis Vuitton SE	307,720
7,417	Orange S.A.	83,866
1,957	Rexel S.A.	47,166
389	Sanofi	41,526
198	Sartorius Stedim Biotech	61,936
3,494	TotalEnergies SE	212,290
1,052	Vinci S.A.	123,510
		1,251,930
	Germany – 13.5%
674	Allianz SE	161,107
919	Bayerische Motoren Werke AG	112,017
530	Bayerische Motoren Werke AG (Preference Shares)	59,556
797	Brenntag SE	61,762
2,420	DHL Group	124,312
7,527	E.ON SE	95,215
1,365	Fresenius Medical Care AG & Co., KGaA	70,869
203	Hapag-Lloyd AG (c) (d)	46,291
741	HUGO BOSS AG	59,883
342	K+S AG	6,515
Shares	Description	Value

	Germany (Continued)
1,636	Mercedes-Benz Group AG	$130,663
449	SAP SE	61,413
147	Sartorius AG (Preference Shares)	60,658
290	Siemens AG	49,416
16,233	Telefonica Deutschland Holding AG	43,746
512	Volkswagen AG (Preference Shares)	67,869
307	Wacker Chemie AG	47,712
		1,259,004
	Greece – 0.5%
2,982	OPAP S.A.	52,492
	Italy – 2.4%
30,686	A2A S.p.A.	58,554
2,256	Azimut Holding S.p.A.	53,281
7,174	Eni S.p.A.	109,514
		221,349
	Jersey – 3.0%
2,738	Experian PLC	105,731
19,764	Glencore PLC	120,112
16,231	Man Group PLC	49,742
		275,585
	Luxembourg – 1.1%
8,102	B&M European Value Retail S.A.	57,520
983	RTL Group S.A.	42,497
		100,017
	Netherlands – 9.2%
3,350	ABN AMRO Bank N.V. (c) (d)	56,944
495	ASML Holding N.V.	354,961
123	Ferrari N.V.	39,408
833	Heineken Holding N.V.	68,279
696	OCI N.V.	19,805
5,624	Stellantis N.V.	115,287
1,884	STMicroelectronics N.V.	100,725
771	Wolters Kluwer N.V.	96,809
		852,218
	Norway – 3.2%
752	Aker ASA, Class A	47,784
3,252	Equinor ASA	98,955
8,047	Norsk Hydro ASA	52,720
4,767	Telenor ASA	51,033
1,266	Yara International ASA	51,764
		302,256
	Spain – 2.9%
1,921	Cia de Distribucion Integral Logista Holdings S.A.	53,479
3,411	Endesa S.A.	73,077
1,542	Grupo Catalana Occidente S.A.	51,541

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
157	Redeia Corp. S.A.	$2,625
20,426	Telefonica S.A.	87,071
		267,793
	Sweden – 0.9%
668	Evolution AB (c) (d)	82,370
	Switzerland – 16.5%
297	Allreal Holding AG	54,492
362	Kuehne + Nagel International AG	113,077
912	Logitech International S.A.	64,296
3,195	Nestle S.A.	391,585
1,306	Novartis AG	136,388
90	Partners Group Holding AG	100,935
431	Roche Holding AG	133,741
265	Roche Holding AG	87,822
798	SGS S.A.	77,270
225	Sonova Holding AG	62,568
284	Straumann Holding AG	46,945
136	Swiss Life Holding AG	86,212
914	Swiss Re AG	95,273
125	Swisscom AG	80,328
		1,530,932
	United Kingdom – 21.5%
4,305	3i Group PLC	109,226
2,135	Admiral Group PLC	58,334
740	AstraZeneca PLC	106,231
7,413	Auto Trader Group PLC (c) (d)	61,457
1,537	Barclays PLC	3,057
8,459	BP PLC	52,434
3,941	British American Tobacco PLC	132,284
46,128	BT Group PLC	72,222
2,028	Burberry Group PLC	57,857
687	Diageo PLC	29,954
3,352	Dunelm Group PLC	49,471
44,089	Evraz PLC (b) (e) (f) (g)	0
8,381	GSK PLC	148,924
28,204	HSBC Holdings PLC	233,932
3,666	Imperial Brands PLC	86,544
1,039	Intertek Group PLC	58,163
16,430	J Sainsbury PLC	58,491
22,226	Legal & General Group PLC	66,574
511	Next PLC	46,220
3,832	RELX PLC	128,846
6,138	Shell PLC	186,375
37,086	Taylor Wimpey PLC	54,424
3,694	Unilever PLC	198,682
		1,999,702
	Total Common Stocks	9,089,537
	(Cost $9,134,201)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Belgium – 0.4%
454	Cofinimmo S.A.	$35,541
	United Kingdom – 0.5%
11,286	British Land (The) Co., PLC	48,956
	Total Real Estate Investment Trusts	84,497
	(Cost $89,949)
	Total Investments – 98.7%	9,174,034
	(Cost $9,224,150)
	Net Other Assets and Liabilities – 1.3%	121,485
	Net Assets – 100.0%	$9,295,519

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Currency Exposure Diversification	% of Total Investments
Euro	46.1%
British Pound Sterling	26.0
Swiss Franc	16.7
Danish Krone	5.6
Norwegian Krone	3.3
Swedish Krona	0.9
Canadian Dollar	0.7
Australian Dollar	0.7
Total	100.0%

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Sector Allocation	% of Total Investments
Consumer Discretionary	17.2%
Health Care	14.6
Financials	14.6
Industrials	13.8
Consumer Staples	10.9
Energy	7.9
Information Technology	6.8
Communication Services	6.2
Materials	4.0
Utilities	2.5
Real Estate	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 1,999,702	$ 1,999,702	$ —	$ —**
Other Country Categories*	7,089,835	7,089,835	—	—
Real Estate Investment Trusts*	84,497	84,497	—	—
Total Investments	$ 9,174,034	$ 9,174,034	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Brazil – 15.5%
49,343	Banco do Brasil S.A.	$502,847
52,562	BB Seguridade Participacoes S.A.	345,912
49,971	Bradespar S.A. (Preference Shares)	248,230
59,252	CPFL Energia S.A.	448,329
37,486	Engie Brasil Energia S.A.	349,116
94,427	JBS S.A.	375,012
87,876	Petroleo Brasileiro S.A.	646,886
100,298	Petroleo Brasileiro S.A. (Preference Shares)	659,851
31,901	Petroleo Brasileiro S.A., ADR	468,307
36,588	Petroleo Brasileiro S.A., ADR	482,962
43,272	Suzano S.A.	439,881
21,428	Vale S.A.	313,394
3,996	Vale S.A., ADR	58,461
		5,339,188
	Cayman Islands – 10.2%
59,372	Alibaba Group Holding Ltd. (b)	742,255
24,058	ANTA Sports Products Ltd.	281,642
171,000	China Medical System Holdings Ltd.	287,233
397,425	Country Garden Holdings Co., Ltd. (b)	80,515
12,326	Meituan, Class B (b) (c) (d)	231,224
630,286	Sino Biopharmaceutical Ltd.	284,477
78,219	Sunac China Holdings Ltd. (b)	14,944
31,333	Tencent Holdings Ltd.	1,423,844
101,671	Wisdom Marine Lines Co., Ltd.	147,363
		3,493,497
	Chile – 2.6%
3,729,221	Banco de Chile	415,175
23,856	Banco Itau Chile S.A.	278,670
2,688,642	Cia Sud Americana de Vapores S.A.	203,504
		897,349
	Greece – 3.2%
199,696	Eurobank Ergasias Services and Holdings S.A. (b)	348,560
16,957	OPAP S.A.	298,494
117,061	Piraeus Financial Holdings S.A. (b)	442,243
		1,089,297
	Hong Kong – 1.3%
385,714	Lenovo Group Ltd.	442,150
	India – 15.7%
25,808	Aurobindo Pharma Ltd.	258,005
6,825	Britannia Industries Ltd.	397,802
30,809	HCL Technologies Ltd.	418,297
15,169	Hindustan Unilever Ltd.	472,284
Shares	Description	Value

	India (Continued)
34,960	Infosys Ltd.	$576,243
19,045	Infosys Ltd., ADR	317,290
87,442	ITC Ltd.	495,105
56,300	Jindal Steel & Power Ltd.	457,765
7,345	Jio Financial Services Ltd. (b) (e) (f)	22,142
2,204	LTIMindtree Ltd. (c) (d)	131,080
7,345	Reliance Industries Ltd.	227,654
32,706	Sun Pharmaceutical Industries Ltd.	454,670
13,908	Tata Consultancy Services Ltd.	578,556
294,304	Tata Steel Ltd.	440,658
46,183	Vedanta Ltd.	154,975
		5,402,526
	Malaysia – 1.4%
563,300	AFFIN Bank Bhd	243,609
208,700	TIME dotCom Bhd	248,552
		492,161
	Mexico – 3.7%
91,540	Grupo Mexico S.A.B. de C.V., Series B	476,205
133,479	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	314,786
113,452	Wal-Mart de Mexico S.A.B. de C.V.	472,575
		1,263,566
	Philippines – 1.1%
92,610	International Container Terminal Services, Inc.	365,888
	Poland – 0.7%
11,681	Asseco Poland S.A.	232,853
	Russia – 0.0%
59,735	Rosneft Oil Co. PJSC (f) (g)	0
23,602	Severstal PAO (b) (f) (g)	0
		0
	Singapore – 1.0%
81,300	Sembcorp Industries Ltd.	333,209
	South Africa – 3.3%
24,160	Exxaro Resources Ltd.	218,880
34,988	Impala Platinum Holdings Ltd.	252,377
11,449	Kumba Iron Ore Ltd.	312,797
51,526	Vodacom Group Ltd.	339,891
		1,123,945
	South Korea – 14.1%
3,566	Coway Co., Ltd.	114,703
2,588	F&F Co., Ltd.	210,142
7,409	GS Holdings Corp.	219,134
1,104	Hana Financial Group, Inc.	34,039
22,208	HMM Co., Ltd.	304,725

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,341	Hyundai Motor Co.	$359,970
6,957	Kia Corp.	451,374
10,787	KT Corp.	249,650
2,419	Kumho Petrochemical Co., Ltd.	227,923
3,070	LX Semicon Co., Ltd.	246,390
8,220	Meritz Financial Group, Inc.	317,282
52,130	Mirae Asset Securities Co., Ltd.	283,420
340	Orion Corp.	30,275
341	Samsung Biologics Co., Ltd. (b) (c) (d)	204,924
22,369	Samsung Electronics Co., Ltd.	1,224,929
3,324	Samsung SDS Co., Ltd.	334,578
881	SK Square Co., Ltd. (b)	30,688
		4,844,146
	Spain – 1.0%
86,018	Banco Santander S.A.	348,374
	Taiwan – 22.5%
43,243	Evergreen Marine Corp. Taiwan Ltd.	143,104
38,328	Faraday Technology Corp.	397,592
13,698	International Games System Co., Ltd.	267,191
23,247	MediaTek, Inc.	510,411
57,127	Micro-Star International Co., Ltd.	353,561
29,215	Nan Ya Printed Circuit Board Corp.	230,548
25,822	Novatek Microelectronics Corp.	348,385
27,173	Realtek Semiconductor Corp.	372,233
97,497	Ruentex Industries Ltd.	192,348
163,637	Taiwan Semiconductor Manufacturing Co., Ltd.	2,941,941
3,414	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	338,498
Shares	Description	Value

	Taiwan (Continued)
76,217	Unimicron Technology Corp.	$447,458
251,533	United Microelectronics Corp.	376,181
36,422	United Microelectronics Corp., ADR	273,529
140,604	Wan Hai Lines Ltd.	225,493
2,523	Wiwynn Corp.	142,903
117,687	Yang Ming Marine Transport Corp.	174,135
		7,735,511
	Thailand – 0.0%
57,100	TTW PCL, NVDR	14,513
	United Arab Emirates – 0.8%
400,379	Dubai Investments PJSC	264,892
	Total Common Stocks	33,683,065
	(Cost $32,326,474)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Malaysia – 0.9%
152,400	IGB Real Estate Investment Trust	56,106
731,700	Sunway Real Estate Investment Trust	245,036
	Total Real Estate Investment Trusts	301,142
	(Cost $326,272)
	Total Investments – 99.0%	33,984,207
	(Cost $32,652,746)
	Net Other Assets and Liabilities – 1.0%	330,194
	Net Assets – 100.0%	$34,314,401

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2023	Sale Value as of 7/31/2023	Unrealized Appreciation/ (Depreciation)
08/31/23	SG	USD	3,049,514	TWD	95,000,000	$ 3,049,514	$ 3,034,861	$ 14,653
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $22,142 or 0.1% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
AED	United Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SG	Societe Generale
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Currency Exposure Diversification	% of Total Investments†
INR	15.0%
USD	14.7
KRW	14.3
BRL	12.7
TWD	12.5
HKD	11.1
EUR	4.2
MXN	3.7
ZAR	3.3
CLP	2.6
MYR	2.3
PHP	1.1
SGD	1.0
AED	0.8
PLN	0.7
THB	0.0*
RUB	0.0**
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.
**	Investments are valued at $0.

Sector Allocation	% of Total Investments
Information Technology	33.1%
Financials	10.5
Materials	9.9
Consumer Discretionary	8.5
Energy	8.0
Consumer Staples	7.5
Communication Services	7.4
Industrials	6.1
Health Care	4.4
Utilities	3.4
Real Estate	1.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
India	$ 5,402,526	$ 5,380,384	$ 22,142	$ —
Russia	—**	—	—	—**
Other Country Categories***	28,280,539	28,280,539	—	—
Real Estate Investment Trusts***	301,142	301,142	—	—
Total Investments	33,984,207	33,962,065	22,142	—**
Forward Foreign Currency Contracts****	14,653	—	14,653	—
Total	$ 33,998,860	$ 33,962,065	$ 36,795	$—**

**	Investments are valued at $0.
***	See Portfolio of Investments for country breakout.
****	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.